Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

5    Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computers and equipment	63,663	70,923
Leasehold improvement	45,498	50,363
Furniture and fixtures	10,963	11,753
Vehicle	228	228
Total	120,352	133,267
Less: Accumulated depreciation	(100,016)	(112,092)
Property and equipment, net	20,336	21,175

For the years ended December 31, 2018, 2019 and 2020, depreciation expenses amounted to RMB29,288, RMB22,698 and RMB15,127, respectively.